ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
Sadiola:
On December 20, 2019, the Company, together with its joint venture partner, AngloGold Ashanti Limited (“AGA”), entered into an agreement to sell their collective 82% interests in Sadiola to Allied Gold Corp. ("Allied Gold") for a cash consideration of $105 million ($52.5 million each to the Company and AGA), payable as follows:
•$50 million upon the fulfillment or waiver of all conditions precedent and closing of the transaction ("Closing");
•Up to a further $5 million, payable 8 days after Closing, to the extent that the cash balance of Sadiola at Closing is greater than an agreed amount;
•$25 million upon the production of the first 250,000 ounces from the Sadiola Sulphides Project ("SSP"); and
•$25 million upon the production of a further 250,000 ounces from the SSP.
As of December 31, 2019, the Sadiola disposal group met the criteria to be classified as held for sale. The Company’s anticipated share of the proceeds was less than the carrying amount of the Company’s investment in and receivable from Sadiola. This was considered by the Company to be an indicator of impairment for both the Sadiola assets and the Company’s investment in and receivable from Sadiola.
As a result, an assessment was performed and an impairment loss of $36.3 million, for the Company's share of the impairment recognized by Sadiola for the difference between the FVLCD of Sadiola's net assets and their carrying value, was recognized in Loss from discontinued operations in the Consolidated statements of earnings (loss) for the year ended December 31, 2019. The FVLCD was determined by calculating the fair value of the Company’s share of the consideration receivable from Allied Gold (level 3 of the fair value hierarchy). The fair value of the consideration comprised of $25.0 million cash receivable upon Closing, $2.5 million cash receivable after Closing, and $12.0 million being the fair value ascribed to the payments contingent on reaching the production milestones. The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate.
An impairment loss of $9.4 million, estimated as the difference between the carrying value of the investment ($38.9 million) and loan receivable ($10.0 million) and the FVLCD, was also recognized in Loss from discontinued operations in the Consolidated statements of earnings (loss) for the year ended December 31, 2019.
On December 30, 2020, the Company together with its joint venture partner AGA completed the sale of their collective interest in Sadiola (the "Transaction"). Pursuant to the Transaction and immediately prior to Closing, the Republic of Mali acquired a further 2% interest in Sadiola (1% each from the Company and AGA) (the "Republic Transaction"). Consequently, upon Closing, the Company and AGA each sold a 40% interest in Sadiola to Allied Gold.
Immediately prior to the Republic Transaction, a dividend of $20.0 million was declared and paid by Sadiola pro-rata to its shareholders. The Company and AGA each received a dividend of $8.2 million and the Republic of Mali received a dividend of $3.6 million.
Upon Closing, the Company and AGA received $50.0 million ($25.0 million each to the Company and AGA). In addition, on January 4, 2021, the Company and AGA received additional consideration of $3.6 million ($1.8 million each to the Company and AGA) based upon the amount by which the cash balance of Sadiola at April 30, 2020 was greater than the amount agreed pursuant to the agreement entered into by the Company and AGA with Allied Gold in December 2019.
Following Closing, the Company and AGA remain entitled to the following deferred consideration:
•$25.0 million ($12.5 million each to the Company and AGA) upon the production of the first 250,000 ounces from the SSP (“milestone payment”)
•$25.0 million ($12.5 million each to the Company and AGA) upon the production of a further 250,000 ounces from the SSP (“milestone payment”); and
•$2.5 million ($1.25 million each to the Company and AGA) in the event a favourable settlement is achieved by Sadiola in ongoing litigation pending before the Malian courts (“litigation settlement”).
Upon disposal, the Company recognized a gain of $4.1 million, net of transaction costs as calculated below, which has been included in Loss from discontinued operations in the Consolidated statements of earnings (loss).

Year Ended December 31, 2020
Cash consideration upon Closing	$25.0
Additional consideration	1.8
Deferred consideration - milestone payments[1]	14.3
Deferred consideration - litigation settlement	1.2
$42.3
1.Fair value ascribed to the payments contingent on reaching the production milestones. The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate (level 3 of the fair value hierarchy).

Year Ended December 31, 2020
Consideration	$42.3
Investment in Sadiola, net of dividend received	37.4
Gain on disposal	4.9
Transaction costs	(0.8)
$4.1
Yatela:
On February 14, 2019, Sadiola Exploration Limited ("SADEX"), an entity jointly held by the Company and AGA, entered into a share purchase agreement with the Government of Mali, whereby SADEX agreed to sell to the Government of Mali its 80% participation in Yatela, for consideration of $1. The transaction remains subject to the fulfillment of a number of conditions precedent, among which the adoption of two laws, confirming the change of status of Yatela to a state entity, and also the creation of a dedicated state agency, notably in charge of Yatela mine rehabilitation and closure. As part of the transaction, and upon its completion, the Company will make a one-time payment of approximately $18.5 million to the said state agency, in an amount corresponding to the estimated costs of completing the rehabilitation and closure of the Yatela mine, and also financing certain outstanding social programs. Upon completion and this payment being made, SADEX and its affiliated companies will be released of all obligations relating to the Yatela mine including those relating to rehabilitation, mine closure and the financing of social programs.
As of March 31, 2019, the Yatela disposal group met the criteria to be classified as held for sale. The net carrying value of the investment in Yatela before classification as held for sale was in a liability position of ($13.2 million). A loss of $5.3 million as a result of writing down the carrying amount of the disposal group to its fair value less costs to sell was included in Loss from discontinued operations. The total carrying value of ($18.5 million) is presented as current liabilities held for sale. The Yatela disposal group continues to meet the criteria to be classified as held for sale as the Company remains confident that the conditions precedent will be fulfilled and the sale will close.
Together the Sadiola and Yatela disposal groups are considered a separate geographical area of operation and have therefore been presented as discontinued operations in the Consolidated statement of earnings (loss).

	Notes	Assets held for sale - Sadiola	Liabilities held for sale - Yatela
Balance, December 31, 2018		$—	$—
Reclassification from Investments in associate and incorporated joint ventures	10	45.0	—
Reclassification from Other non-current assets	37	10.0	—
Reclassification from Provisions	15	—	(13.2)
Loss from discontinued operations		(9.4)	(5.3)
Balance, December 31, 2019		$45.6	$(18.5)
Share of dividend received		(8.2)	—
Derecognition of investment in Sadiola		(37.4)	—
Balance, December 31, 2020		$—	$(18.5)
Net earnings (loss) from discontinued operations is comprised of the following:

	Years ended December 31,
	2020	2019
Gain on disposal of Sadiola	$4.1	$—
Share of net loss, net of income taxes	—	(24.6)
Impairment charge	—	(9.4)
Loss on investment in Yatela	—	(5.3)
	$4.1	$(39.3)
Net cash from discontinued operations:

	Years ended December 31,
	2020	2019
Net cash from operating activities	$8.2	$2.1
Net cash from investing activities	$25.0	$4.1
Net cash from financing activities	$—	$—